Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2013 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Jan. 18, 2012 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2013 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2012 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Feb. 17, 2012 Beijing Joysee Technology Co., Ltd ("Joysee")	Dec. 31, 2013 Beijing Joysee Technology Co., Ltd ("Joysee")	Dec. 31, 2012 Beijing Joysee Technology Co., Ltd ("Joysee")
Number of options
Options outstanding at beginning of period	4,186,399	4,377,563			478,000			468,000
Granted	1,200,000		613,000	551,000	613,000	551,000	520,000		520,000
Exercised	(48,399)	(118,864)
Forfeited	(193,867)	(72,300)			(362,000)	(73,000)		(35,000)	(52,000)
Options outstanding at end of period	5,144,133	4,186,399			729,000	478,000		433,000	468,000
Options exercisable at end of period	3,036,005				250,563			108,250
Weighted average exercise price
Options outstanding at beginning of period	$ 2.26	$ 2.20			$ 0.17			$ 0.17
Granted	$ 1.18				$ 0.16	$ 0.17			$ 0.17
Exercised	$ 1.18	$ 0.01
Forfeited	$ 1.99	$ 2.09			$ 0.16	$ 0.17		$ 0.17	$ 0.17
Options outstanding at end of period	$ 2.03	$ 2.26			$ 0.17	$ 0.17		$ 0.17	$ 0.17
Options exercisable at end of period	$ 2.08				$ 0.17			$ 0.17